Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)
Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 95.4%
	AEROSPACE & DEFENSE ― 3.7%
$750,000	American Airlines, Inc. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	5.500%	4/20/2028	$778,459
299,900	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/21/2027	317,071
247,500	PAE Holding Corp. (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	10/19/2027	248,119
248,125	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	2/1/2028	248,656
491,228	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.354	8/22/2024	486,461
491,228	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.354	5/30/2025	485,282
				2,564,048
	AUTO COMPONENTS ― 3.9%
490,000	Belron Finance US, LLC (3 Month USD LIBOR + 2.250%)	2.438	10/30/2026	487,344
845,208	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	3.354	4/30/2026	841,932
56,000	Dexko Global, Inc. (1 Month USD LIBOR + 3.750%, 0.50% Floor)(2)	4.250	10/4/2028	55,891
294,000	DexKo Global, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	10/4/2028	293,427
498,750	Garrett LX I SARL (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	5/1/2028	498,441
476,400	PAI HoldCo, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/28/2027	476,798
				2,653,833
	AUTOMOBILES ― 0.3%
184,173	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.375	9/21/2026	181,871

	BUILDING PRODUCTS ― 0.7%
248,750	Foundation Building Materials, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	1/31/2028	247,351
250,000	Specialty Building Products Holdings, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	10/15/2028	249,766
				497,117
	CHEMICALS ― 2.4%
248,750	Alpha 3 BV (1 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/17/2028	248,586
248,125	CPC Acquisition Corp. (6 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	12/29/2027	245,644
422,875	Herens US Holdco Corp. (6 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	7/3/2028	423,285
250,000	Olympus Water US Holding Corp. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	11/9/2028	249,531
496,250	Plaskolite PPC Intermediate II LLC (3 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/15/2025	491,754
				1,658,800
	COMMERCIAL SERVICES & SUPPLIES ― 3.8%
748,125	Allied Universal Holdco LLC (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	5/12/2028	746,632
497,517	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	3/31/2028	497,984
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	4.360	10/30/2026	171,749
579,353	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	579,483
128,286	Prime Security Services Borrower, LLC (6 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	128,315
487,575	Trugreen, Ltd. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	11/2/2027	488,762
				2,612,925
	CONSTRUCTION & ENGINEERING ― 0.1%
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	3.090	6/30/2024	11,445
125,022	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	1.090	6/30/2025	56,468
				67,913
	CONSTRUCTION MATERIALS ― 1.7%
424,434	CPG International, Inc. (12 Month USD LIBOR + 2.500%, 0.75% Floor)	3.250	5/6/2024	425,090
362,798	Tamko Building Products, LLC (1 Month USD LIBOR + 3.000%)	3.104	5/29/2026	361,590
373,420	Tamko Building Products, LLC (2 Month USD LIBOR + 3.000%)	3.141	5/29/2026	372,177
				1,158,857

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	CONTAINERS & PACKAGING ― 0.7%
$97,231	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750%	8/4/2027	$97,094
114,138	Kloeckner Pentaplast of America, Inc. (3 Month USD LIBOR + 4.750%, 0.50% Floor)	5.250	2/12/2026	111,427
190,167	Tank Holding Corp. (1 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	3/26/2026	191,059
99,000	Tosca Services, LLC (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	8/18/2027	98,939
				498,519
	DISTRIBUTORS ― 0.7%
486,250	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.604	2/4/2026	486,712

	DIVERSIFIED CONSUMER SERVICES ― 2.1%
247,500	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/15/2027	247,809
997,494	Spin Holdco, Inc. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	3/6/2028	1,001,927
200,000	St. George's University Scholastic Services LLC (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	6/29/2028	199,438
				1,449,174
	DIVERSIFIED FINANCIAL SERVICES ― 3.0%
373,125	Ankura Consulting Group, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	3/17/2028	374,524
350,000	Ascensus Holidngs, Inc. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	8/2/2028	349,125
516,488	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	2.724	2/1/2027	511,889
305,718	Orion Advisor Solutions, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/24/2027	306,626
174,845	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	5/30/2025	175,042
75,155	Russell Investments US Institutional Holdco, Inc. (6 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	5/30/2025	75,239
28	SS&C Technologies, Inc. (1 Month USD LIBOR + 1.750%)	1.854	4/16/2025	28
267,835	VFH Parent, LLC (1 Month USD LIBOR + 3.000%)	3.102	3/2/2026	267,519
				2,059,992
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.7%
488,750	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.354	4/6/2026	483,354
500,000	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/4/2027	499,923
490,022	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.610	4/15/2027	484,509
492,592	Global Tel*Link Corp. (1 Month USD LIBOR + 4.250%)	4.354	11/28/2025	480,021
97,260	Securus Technologies Holdings, LLC (3 Month USD LIBOR + 4.500%, 1.00% Floor)	5.500	11/1/2024	94,829
250,000	UPC Financing Partnership (1 Month USD LIBOR + 3.000%)	3.110	1/31/2029	249,453
430,087	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	409,331
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.610	4/28/2028	495,313
				3,196,733
	ELECTRIC UTILITIES ― 1.1%
727,650	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	8/1/2025	723,251

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.8%
250,000	Escape Velocity Holdings, Inc. (3 Month USD LIBOR + 4.250%, 0.50% Floor)	4.750	10/6/2028	249,063
409,461	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.604	7/2/2025	401,602
768,095	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 3.750%)	3.854	8/27/2025	770,015
				1,420,680
	ENERGY EQUIPMENT & SERVICES ― 0.8%
348,102	EnergySolutions, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/9/2025	348,102
3,205	Yak Access, LLC (1 Month USD LIBOR + 5.000%)	5.090	7/11/2025	2,883
217,949	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	5.121	7/11/2025	196,064
				547,049

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	FOOD PRODUCTS ― 2.5%
$247,500	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250%	11/25/2027	$248,119
343,513	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.354	1/29/2027	339,688
245,566	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	3.854	7/21/2025	239,632
494,845	Pacific Bells, LLC (3 Month USD LIBOR + 4.500%, 0.50% Floor)	5.000	11/10/2028	493,814
5,155	Pacific Bells, LLC (3 Month USD LIBOR + 4.500%, 0.50% Floor)(2)	5.000	11/10/2028	5,144
350,000	Sycamore Buyer, LLC (3 Month USD LIBOR + 2.250%, 0.50% Floor)	2.750	9/25/2028	348,798
				1,675,195
	HEALTH CARE EQUIPMENT & SUPPLIES ― 3.5%
496,043	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	2.854	11/27/2025	493,716
234,421	LifeScan Global Corp. (3 Month USD LIBOR + 6.000%)	6.130	10/1/2024	229,671
490,000	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	5.354	11/16/2026	490,000
726,369	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.354	3/5/2026	722,679
476,892	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	11/7/2024	474,508
				2,410,574
	HEALTH CARE PROVIDERS & SERVICES ― 9.0%
483,778	Aspen Dental Management, Inc. (1 Month USD LIBOR + 2.750%)	2.854	4/30/2025	478,418
249,375	Aspen Dental Management, Inc. (1 Month USD LIBOR + 3.50%, 0.50% Floor)	4.000	12/23/2027	249,316
726,840	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	4.377	9/5/2025	726,114
35,398	Confluent Health, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)(2)	4,500	11/30/2028	35,413
164,602	Confluent Health, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	11/30/2028	164,670
637,840	Da Vinci Purchaser Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	1/8/2027	639,435
101,527	Da Vinci Purchaser Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	1/8/2027	101,781
491,990	Eyecare Partners, LLC (3 Month USD LIBOR + 3.750%)	3.974	2/18/2027	489,992
11,662	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	11,552
369,393	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	365,930
17,190	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor) (2)	4.500	3/2/2028	17,028
248,750	Pacific Dental Services, Inc. (1 Month USD LIBOR + 3.25%, 0.75% Floor)	4.000	5/5/2028	249,178
497,487	Pathway Vet Alliance, LLC (1 Month USD LIBOR + 3.750%)	3.854	3/31/2027	496,555
956,750	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	4.357	7/9/2025	944,661
248,750	Radnet Management, Inc. (3 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	4/24/2028	249,061
245,641	Upstream Newco, Inc. (1 Month USD LIBOR + 4.250%)	4.354	11/20/2026	246,293
744,289	US Renal Care, Inc. (1 Month USD LIBOR + 5.000%)	5.125	6/26/2026	725,779
				6,191,176
	HEALTH CARE TECHNOLOGY ― 5.0%
494,937	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	3.879	8/3/2026	495,399
491,250	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.104	10/22/2026	491,454
496,250	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	3/10/2028	496,352
492,500	Tivity Health, Inc. (1 Month USD LIBOR + 4.250%)	4.354	6/30/2028	492,993
970,120	Verscend Holding Corp. (1 Month USD LIBOR + 4.000%)	4.104	8/27/2025	971,090
365,743	Zelis Payments Buyer, Inc. (1 Month USD LIBOR + 3.500%)	3.599	9/30/2026	364,258
133,333	Zelis Payments Buyer, Inc. (1 Month USD LIBOR + 3.500%)(2)	3.500	9/30/2026	132,792
				3,444,338
	HOTELS RESTAURANTS & LEISURE ― 4.2%
488,750	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	3.854	2/2/2026	478,975
486,250	AMC Entertainment, Inc. (1 Month USD LIBOR + 3.000%)	3.103	4/22/2026	439,752
344,750	Aristocrat International PTY Ltd. (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/21/2024	346,798
493,750	Caesars Resort Collection, LLC (1 Month USD LIBOR +3.500%)	3.604	7/21/2025	494,738
399,000	Pug, LLC (1 Month USD LIBOR + 4.250%, 0.50% Floor)	4.750	2/13/2027	399,000
682,279	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	2.854	8/14/2024	680,893
				2,840,156

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 4.4%
$189,572	Array Technologies, Inc. (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750%	10/14/2027	$188,032
486,023	Calpine Corp. (1 Month USD LIBOR + 2.500%)	2.610	12/16/2027	483,491
975,753	Eastern Power, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/2/2025	763,024
50,972	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	43,309
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	767,860
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	3.854	7/8/2026	762,852
				3,008,568
	INDUSTRIAL CONGLOMERATES ― 1.4%
963,615	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	12/11/2024	966,024

	INSURANCE ― 1.9%
99,000	Asurion, LLC (1 Month USD LIBOR + 3.250%)	3.354	12/23/2026	98,464
247,070	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	10/14/2027	246,143
491,250	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.000%)	3.104	1/27/2027	485,750
498,945	OneDigital Borrower, LLC (6 Month SOFR + 4.250%, 0.50% Floor)	4.750	11/16/2027	498,633
				1,328,990
	INTERNET SOFTWARE & SERVICES ― 2.1%
198,000	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	12/6/2027	196,937
498,238	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	2/10/2028	498,549
248,125	Playtika Holding Corp. (1 Month USD LIBOR + 2.750%)	2.854	3/13/2028	247,453
480,000	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	474,650
				1,417,589
	MACHINERY ― 3.4%
348,250	Madison IAQ, LLC (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	6/21/2028	348,395
246,700	MKS Instruments, Inc. (3 Month USD LIBOR + 2.250%, 0.50% Floor)	2.750	10/20/2028	246,484
489,822	Patriot Container Corp. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/20/2025	482,475
394,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	3/17/2027	393,756
706,644	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.354	3/28/2025	696,093
115,562	TK Elevator US Newco, Inc. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	7/30/2027	115,787
32,572	TK Elevator US Newco, Inc. (6 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	7/30/2027	32,635
				2,315,625
	MEDIA ― 9.2%
970,000	AppLovin Corp. (1 Month USD LIBOR + 3.250%)	3.354	8/15/2025	969,394
350,000	Ascend Learning, LLC (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	12/11/2028	349,928
492,708	Castle US Holding Corp. (3 Month USD LIBOR + 3.750%)	3.974	1/29/2027	489,013
547,250	CMI Marketing, Inc. (1 Month USD LIBOR + 4.250%, 0.50% Floor)	4.750	3/23/2028	553,407
245,000	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	3.854	11/26/2026	244,694
977,500	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	3.360	8/24/2026	459,151
353,750	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	2.854	11/29/2024	350,987
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.599	1/2/2026	422,209
222,900	iHeartCommunications, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	5/1/2026	223,318
336,706	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	2.354	3/24/2025	334,883
855,068	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	3.604	12/17/2026	852,182
457,584	Univision Communications, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	3/13/2026	459,193
453,401	Vericast Corp. (1 Month USD LIBOR + 7.750%, 1.00% Floor)	8.750	6/16/2026	414,232
198,000	Weld North Education, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	12/21/2027	198,289
				6,320,880
	METALS & MINING ― 0.6%
129,667	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	3.500	2/12/2025	129,856
286,195	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.104	9/20/2024	285,122
				414,978
	OIL, GAS & CONSUMABLE FUELS ― 2.1%
480,095	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	3.382	10/1/2025	479,886
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.854	3/11/2026	957,327
				1,437,213

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	PHARMACEUTICALS ― 3.1%
$248,125	Alkermes, Inc. (3 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000%	3/12/2026	$244,403
671,429	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	12/29/2023	643,733
971,958	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	3.625	5/5/2025	963,696
241,042	Organon & Co. (6 Month USD LIBOR + 3.000%, 0.50% Floor)	3.500	6/2/2028	241,619
				2,093,451
	PROFESSIONAL SERVICES ― 0.9%
1,037	APX Group, Inc. (Prime + 2.500%, 0.50% Floor)	5.750	7/10/2028	1,037
348,963	APX Group, Inc. (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	7/10/2028	349,890
249,375	Bingo Industries, Ltd. (3 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	7/14/2028	249,063
				599,990
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.0%
650,867	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	2.854	8/21/2025	647,613

	SOFTWARE ― 4.5%
477,638	Athenahealth, Inc. (3 Month USD LIBOR + 4.250%)	4.400	2/11/2026	478,294
790,198	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.104	4/18/2025	790,126
495,000	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	4.860	8/31/2027	492,936
249,375	Magenta Buyer, LLC (3 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	7/27/2028	249,102
606,346	Project Alpha Intermediate Holding, Inc. (1 Month USD LIBOR + 4.000%)	4.110	4/26/2024	608,052
491,250	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	3.104	2/26/2027	490,022
				3,108,532
	SPECIALTY RETAIL ― 2.2%
296	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%, 0.75% Floor) (3)	5.250	8/22/2022	2
247,500	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	10/19/2027	247,298
777,310	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.604	4/30/2025	771,103
496,193	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	4.354	8/31/2026	496,329
				1,514,732
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.6%
488,308	Gigamon, Inc. (6 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	12/27/2024	489,302
725,625	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.604	9/8/2025	718,169
587,879	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	5/16/2025	588,655
				1,796,126

	TOTAL BANK LOANS (Cost $66,252,442)			$65,308,224

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	COMMON STOCK ― 0.0%
	CONSTRUCTION & ENGINEERING ― 0.0%
53,218	Mcdermott International Ltd. (4)	$21,819

	TOTAL COMMON STOCK (Cost $467,382)	21,819

	EXCHANGE TRADED FUND ― 2.8%
88,146	Invesco Senior Loan ETF	1,948,027
	TOTAL EXCHANGE TRADED FUND (Cost $1,950,184)	1,948,027

	SHORT TERM INVESTMENT ― 3.2%
2,162,153	Invesco Government & Agency Portfolio Short-Term Investments Trust - Institutional Class, 0.03% (5)	2,162,153
	TOTAL SHORT TERM INVESTMENT (Cost $2,162,153)	2,162,153

	TOTAL INVESTMENTS ― 101.4% (Cost $70,832,161)	69,440,223
	Liabilities in Excess of Other Assets ― (1.4)%	(925,314)
	TOTAL NET ASSETS ― 100.0%	$68,514,909

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Defaulted security.
(4) Non income producing.
(5) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial
Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investment

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$65,308,224	$-	$65,308,224
Common Stock	21,819	-	-	21,819
Exchange Traded Fund	1,948,027	-	-	1,948,027
Short-Term Investment	2,162,153	-	-	2,162,153
Total	$4,131,999	$65,308,224	$-	$69,440,223

See the Schedule of Investments for further detail of investment classifications.